Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Current
Trade receivables	$179.1	$169.8
Statutory receivables	50.0	27.2
Other receivables	6.4	6.4
	235.5	203.4
Non-current
Taxes receivable	12.9	12.2
	$248.4	$215.6